LEASE LIABILITIES (Schedule of maturity of the contractual undiscounted lease liabilities of operating leases) (Details) - USD ($)	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Leases [Abstract]
2025	$ 1,321,107	$ 1,314,551
2026	1,360,740	1,353,987
2027	1,401,562	1,394,607
2028	1,443,609	1,436,445
2029	1,486,918
Thereafter	8,985,939	10,718,831
Total undiscounted lease liabilities	15,999,875	16,218,421	$ 14,488,346
Effects of discounting	(6,492,080)	(6,651,285)
Total present value of minimum lease payments	9,507,796	9,567,136
Current portion of lease liability	387,400	374,548	398,723
Lease liability	$ 9,120,396	$ 9,192,588	$ 8,554,702